UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 53.43%	Shares	Value
Closed-End Funds - 49.17%
Adams Diversified Equity Fund, Inc.	163,607	$2,069,628
Advent/Claymore Enhanced Growth & Income Fund	383,037	3,144,734
Bancroft Fund Ltd.	69,976	1,256,076
BlackRock Latin American Investment Trust PLC (g)	80,000	364,232
Boulder Growth & Income Fund, Inc.	423,000	3,320,550
Candover Investments PLC (a)(g)	40,468	94,448
Central Securities Corp.	136,479	2,612,208
Credit Suisse Asset Management Income Fund, Inc.	42,128	120,908
The Cushing Renaissance Fund	58,452	818,912
Delaware Investments Dividend & Income Fund, Inc.	8,949	81,574
Deutsche Global High Income Fund, Inc.	187,349	1,446,334
Deutsche High Income Opportunities Fund, Inc.	379,300	5,056,069
Deutsche High Income Trust	1,500	12,720
Ellsworth Growth and Income Fund Ltd.	34,123	259,335
First Trust Aberdeen Global Opportunity Income Fund	52,346	573,712
First Trust Dividend and Income Fund	245,674	2,125,080
Fort Dearborn Income Securities, Inc.	774	11,169
The GDL Fund	15,000	150,450
General American Investors Co., Inc.	186,696	5,830,516
Global High Income Fund, Inc.	565,510	4,914,282
JP Morgan Asian Investment Trust PLC (g)	15,214	47,416
JP Morgan China Region Fund, Inc.	17,583	259,877
Juridica Investments Ltd. (g)	495,258	309,420
Korea Equity Fund, Inc.	26,190	208,210
Liberty All Star Equity Fund	846,933	4,209,257
LMP Real Estate Income Fund, Inc.	342,704	4,674,483
Managed High Yield Plus Fund, Inc.	941,355	1,675,612
Millennium Investment & Acquisition Co., Inc. (a)	112,276	67,366
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,114,907	5,674,877
Nuveen Global Equity Income Fund	552,024	6,055,703
Pacholder High Yield Fund, Inc.	167,360	1,062,736
The Prospect Japan Fund Ltd. (a)(g)	700,971	688,704
Putman High Income Securities Fund	45,878	335,827
Source Capital, Inc.	21,413	762,731
Strategic Global Income Fund, Inc.	31,616	281,699
The Swiss Helvetia Fund, Inc.	279,080	2,841,034
Terra Catalyst Fund (a)(g)	20,319	28,307
Tri-Continental Corp.	313,154	6,250,554
Virtus Total Return Fund	816,440	3,469,870
		73,166,620
Auction Rate Preferred Securities - 0.24% (c)(f)
Putnam Managed Municipal Income Trust - Series C	6	225,000
Putnam Municipal Opportunities Trust - Series C	6	123,000
		348,000

Business Development Company - 4.02%
Crossroads Capital, Inc.	292,681	766,824
Equus Total Return, Inc. (a)	106,919	171,070
Firsthand Technology Value Fund, Inc. (a)	94,103	705,772
Full Circle Capital Corp.	477,419	1,231,741
GSV Capital Corp.	17,479	97,883
MVC Capital, Inc.	403,584	3,010,737
		5,984,027
Total Investment Companies (Cost $82,977,815)		79,498,647

COMMODITY PARTNERSHIPS - 5.43%
Nuveen Diversified Commodity Fund	199,687	1,779,211
Nuveen Long/Short Commodity Total Return Fund	418,709	6,305,758
Total Commodity Partnerships ($9,043,545)		8,084,969

PREFERRED STOCKS - 3.97%
Real Estate Investment Trusts - 3.97%
Preferred Apartment Communities, Inc. (c)(f)	6,083	5,912,615
Total Preferred Stocks (Cost $5,657,129)		5,912,615

COMMON STOCKS - 26.55%
Consumer Finance - 2.79%
Emergent Capital, Inc. (a)	1,032,379	4,150,162
Insurance - 8.12%
Stewart Information Services Corp.	333,198	12,088,424
IT Services - 0.05%
JetPay Corp. (a)	32,515	76,735
Professional Services - 2.43%
Hill International, Inc. (a)	1,070,308	3,606,938
Real Estate Investment Trusts - 7.12%
New York REIT, Inc.	32,810	331,381
Wheeler Real Estate Investment Trust, Inc.	1,107,314	1,384,143
Winthrop Realty Trust	676,146	8,877,797
		10,593,321
Software - 0.01%
COPsync, Inc. (a)	10,794	19,861
Special Purpose Acquisition Vehicle - 6.03% (a)
1347 Capital Corp.	76,600	757,574
Andina Acquisition Corp. II (g)	67,789	655,520
Arowana, Inc. (g)	122,028	1,215,399
Barington/Hilco Acquisition Corp.	15,611	155,017
DT Asia Investments Ltd. (g)	151,086	1,533,523
E-Compass Acquisition Corp. (g)	27,523	275,505
FinTech Acquisition Corp.	47,572	476,671
FlatWorld Acquisition Corporation (g)	105,702	1,173
Garnero Group Acquisition Co. (g)	170,068	1,688,775
Gores Holdings, Inc.	41,285	402,529
Pacific Special Acquisition Corp. (g)	104,449	1,045,535
Quinpario Acquisition Corp. 2	15,611	152,676
Terrapin 3 Acquisition Corp.	62,138	615,166
		8,975,063
Total Common Stocks (Cost $39,450,393)		39,510,504

LIQUIDATION CLAIMS - 1.94% (a)(c)(f)
The Home Insurance Company in Liquidation	1	1,262,628
The Home Insurance Company in Liquidation	1	1,618,743
Total Liquidation Claims (Cost $2,569,880)		2,881,371

	Principal
	Amount
CONVERTIBLE BONDS - 1.72% (b)
Emergent Capital, Inc.
8.500%, 02/15/2019	$2,941,000	2,564,184
Total Convertible Bonds (Cost $2,941,000)		2,564,184

CORPORATE BONDS - 0.01% (b)
Washington Mutual Inc. (d)(f)
0.000%, 03/17/2014	3,000,000	22,500
Total Corporate Bonds (Cost $0)		22,500

PROMISSORY NOTES - 0.74% (b)(c)(f)
Emergent Capital, Inc.
15.000%, 09/14/2018	500,000	500,000
Wheeler Real Estate Investment Trust Convertible
9.000%, 12/15/2018	600,000	600,000
Total Promissory Notes (Cost $1,100,000)		1,100,000

	Shares
WARRANTS - 0.26% (a)
1347 Capital Corp.
Expiration: July 2020	76,600	14,937
Exercise Price: $11.50
Andina Acquisition Corp. II
Expiration: December 2020	67,789	6,786
Exercise Price: $11.50 (g)
AR Capital Acquisition Corp.
Expiration: October 2019	49,997	4,995
Exercise Price: $11.50
Arowana, Inc.
Expiration: May 2020	122,028	9,896
Exercise Price: $12.50 (g)
Barington/Hilco Acquisition Corp.
Expiration: February 2018	15,611	1,561
Exercise Price: $12.50
CB Pharma Acquisition Corp.
Expiration: December 2021	23,814	2,024
Exercise Price: $5.75 (g)
COPsync, Inc.
Expiration: October 2020	10,794	6,250
Exercise Price: $3.125
DT Asia Investments Ltd.
Expiration: October 2019	79,818	3,512
Exercise Price: $12.00 (g)
Electrum Special Acquisition Corp.

Expiration: June 2021	46,800	9,360
Exercise Price: $11.50 (g)
Emergent Capital, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
FinTech Acquisition Corp.
Expiration: February 2020	23,698	15,404
Exercise Price: $12.00
Garnero Group Acquisition Co.
Expiration: June 2019	153,199	13,022
Exercise Price: $11.50 (g)
Gores Holdings, Inc.
Expiration: October 2020	41,285	10,321
Exercise Price: $11.50
Harmony Merger Corp.
Expiration: January 2021	62,937	11,391
Exercise Price: $11.50
Hemisphere Media Group, Inc.
Expiration: April 2018	39,430	31,150
Exercise Price: $12.00
Pacific Special Acquisition Corp.
Expiration: October 2020	104,449	9,129
Exercise Price: $12.00 (g)
Quinpario Acquisition Corp. 2
Expiration: January 2023	15,611	3,278
Exercise Price: $5.75
Tecnoglass, Inc.
Expiration: December 2016	45,477	204,646
Exercise Price: $8.00 (g)
Tempus Applied Solutions Holdings, Inc.
Expiration: July 2020	60,197	6,020
Exercise Price: $11.50
Terrapin 3 Acquisition Corp.
Expiration: June 2019	62,138	18,641
Exercise Price: $11.50
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (Acquired 1/24/2014, Cost $0) (c)(f)
Expiration: April 2019	7,523	220
Exercise Price: $5.50
Total Warrants (Cost $241,363)		382,543

RIGHTS - 0.09% (a)
1347 Capital Corp.	76,600	25,278
Andina Acquisition Corp. II (g)	67,789	13,558
Arowana, Inc. (g)	122,028	26,846
Barington/Hilco Acquisition Corp.	15,611	3,122
CB Pharma Acquisition Corp. (g)	23,814	2,024
DT Asia Investments Ltd. (g)	79,818	14,367
E-Compass Acquisition Corp. (g)	27,523	5,508
Garnero Group Acquisition Co. (g)	139,951	23,792

Pacific Special Acquisition Corp. (g)	104,449	14,111
Total Rights (Cost $144,937)		128,606

MONEY MARKET FUNDS - 6.14%
Fidelity Institutional Government Portfolio - Class I, 0.230% (e)	4,572,969	4,572,968
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.120% (e)	4,564,878	4,564,878
Total Money Market Funds (Cost $9,137,846)		9,137,846

Total Investments (Cost $153,263,908) - 100.28%		149,223,785
Liabilities in Excess of Other Assets - (0.28)%		(421,750)
TOTAL NET ASSETS - 100.00%		$148,802,035

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2016.
(c)	Fair valued securities. The total market value of these securities was $10,241,986, representing 6.88% of net assets
(d)	Default or other condition exists and the security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2016.
(f)	Illiquid Securities. The total market value of these securities was $10,264,486, representing 6.90% of net assets.
(g)	Foreign-issued security.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)*	(Level 2)*	(Level 3)**	Total
Investment Companies	$79,122,340	$28,307	$348,000	$79,498,647
Commodity Partnerhsips	8,084,969	-	-	8,084,969
Preferred Stocks
Real Estate Investment Trusts	-	-	5,912,615	5,912,615
Common Stocks
Consumer Finance	4,150,162	-	-	4,150,162
Insurance	12,088,424	-	-	12,088,424
IT Services	76,735	-	-	76,735
Professional Services	3,606,938	-	-	3,606,938
Real Estate Investments Trusts	10,593,321	-	-	10,593,321
Software	19,861	-	-	19,861
Special Purpose Acquisition Vehicles	4,869,340	4,105,723	-	8,975,063
Liquidation Claims	-	-	2,881,371	2,881,371
Convertible Bonds	-	2,564,184	-	2,564,184
Corporate Bonds	-	22,500	-	22,500
Promissory Notes	-	-	1,100,000	1,100,000
Warrants	337,540	45,003	-	382,543
Rights	63,437	65,169	-	128,606
Money Market Funds	9,137,846	-	-	9,137,846
Total	$132,150,913	$6,830,886	$10,241,986	$149,223,785

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of March 31, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of March 31, 2016 are summarized in the table below:

Transfers into Level 1
Common Stocks
Special Purpose Acquisition Vehicles	$1,533,523
Warrants	37,090
Rights	39,645
Transfers out of Level 1
Common Stocks
Special Purpose Acquisition Vehicles	(757,574)
Warrants	(12,953)
Rights	(5,146)
Net transfers in and/or out of Level 1	$834,585

Transfers into Level 2
Common Stocks
Special Purpose Acquisition Vehicles	$757,574
Warrants	12,953
Rights	5,146
Transfers out of Level 2
Common Stocks
Special Purpose Acquisition Vehicles	(1,533,523)
Warrants	(37,090)
Rights	(39,645)
Net transfers in and/or out of Level 2	$(834,585)

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of March 31, 2016:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 382,543

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 6,426
on Investments

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$ (116,385)
depreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2015	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 3/31/2016
Auction Rate Preferred Securities	$348,000	$-	$-	$-	$-	$348,000
Preferred Stocks	5,891,324	-	-	-	21,291	5,912,615
Liquidation Claims	2,881,371	-	-	-	-	2,881,371
Promissory Notes	600,000	500,000	-	-	-	1,100,000
Warrants	0	-	-	-	-	0
	$9,720,695	$500,000	$-	$-	$21,291	$10,241,986

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2016:

	Fair Value March 31, 2016		Valuation Methodologies		Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Auction Rate Preferred Securities	$348,000		Market Comparables/ Cost		Comparability Adjustments/ Broker Indications/ Company Announcements	Increase
Preferred Stocks	5,912,615		Cost		Market Assessments/ Financial Assessements	Increase
Liquidation Claims	2,881,371		Market Transactions Approach		Broker Bids	Increase
Promissory Notes	1,100,000		Cost		Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	0		Market Transactions Approach		Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$153,263,908
Gross unrealized appreciation on investments	9,593,397
Gross unrealized depreciation on investments	(13,633,520)
Net unrealized depreciation	$(4,040,123)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Special Opportunities Fund, Inc.

By (Signature and Title   /s/ Andrew Dakos
                                          Andrew Dakos, President

Date    5/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew Dakos
                                            Andrew Dakos, President

Date  5/26/16

By (Signature and Title) /s/ Thomas Antonucci
                                           Thomas Antonucci, Chief Financial Officer

Date  5/26/16